Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 1,966,202	$ 1,840,866
Cost of revenue	2,071,289	1,059,589
Gross Margin	(105,087)	781,277
General and Admin Expense	358,231	334,767
Professional Fee	120,750	574,009
Rent Expense	3,366	87,100
Total operating expense	482,347	995,876
Taxation
Loss from operations	(587,434)	(214,598)
Other Income / (Expense)	100,277	(281)
Net loss for the year	$ (487,158)	$ (214,879)